Assets And Liabilities Measured At Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Assets And Liabilities Measured At Fair Value [Abstract]
Schedule Of Fair Value Of Assets And Liabilities

	Fair Value Measurements
	at Reporting Date Listing
		Quoted Prices
		In Active
		Markets for	Significant
	Fair	Identical	Other	Significant
	Value	Assets	Observable	Unobservable
	March 31,	(Liabilities)	Inputs	Inputs
(Thousands of dollars)	2014	(Level 1)	(Level 2)	(Level 3)
Assets
Commodity derivative contracts	$515	-	$515	-
Liabilities
Commodity derivative contracts	$(1,088)	-	$(1,088)	-

	Fair Value Measurements
	at Reporting Date Listing
		Quoted Prices
		In Active
		Markets for	Significant
		Identical	Other	Significant
	Fair Value	Assets	Observable	Unobservable
	December 31,	(Liabilities)	Inputs	Inputs
(Thousands of dollars)	2013	(Level 1)	(Level 2)	(Level 3)
Assets
Commodity derivative contracts	$224	-	$224	-
Liabilities
Commodity derivative contracts	$(291)	-	$(291)	-

	Fair Value Measurements
	at Reporting Date Listing
		Quoted Prices
		In Active
		Markets for	Significant
	Fair	Identical	Other	Significant
	Value	Assets	Observable	Unobservable
	December 31,	(Liabilities)	Inputs	Inputs
(Thousands of dollars)	2013	(Level 1)	(Level 2)	(Level 3)
Assets
Commodity derivative contracts	$224	-	$224	-
Liabilities
Commodity derivative contracts	$(291)	-	$(291)	-

	Fair Value Measurements
	at Reporting Date Listing
		Quoted Prices
		In Active
		Markets for	Significant
		Identical	Other	Significant
	Fair Value	Assets	Observable	Unobservable
	December 31,	(Liabilities)	Inputs	Inputs
(Thousands of dollars)	2012	(Level 1)	(Level 2)	(Level 3)
Assets
Commodity derivative contracts	$3,043	-	$3,043	-
Liabilities
Commodity derivative contracts	$(102)	-	$(102)	-

Schedule Of Carrying Amounts And Estimated Fair Value Of Financial Instruments

	At March 31, 2014		At December 31, 2013
	Carrying		Carrying
(Thousands of dollars)	Amount	Fair Value	Amount	Fair Value
Financial liabilities
Current and long-term debt	$(546,795)	$(552,200)	$(561,578)	$(559,411)

	At December 31, 2013		At December 31, 2012
	Carrying		Carrying
(Thousands of dollars)	Amount	Fair Value	Amount	Fair Value
Financial liabilities
Current and long-term debt	$(561,578)	$(559,411)	$(1,170)	$(1,519)